Preferred Stock and Common Stock (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 19, 2025	Sep. 18, 2025	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Nov. 30, 2023	Nov. 17, 2023	Nov. 11, 2023	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Class of Stock [Line Items]
Reverse stock split		reverse stock split of the Company’s Common Stock at a ratio of 1-for-3 effective that day. Each share of Series B-1 Preferred Stock, Series B-2 Preferred Stock, Series B-3 Preferred Stock, Series CF-1 Preferred Stock, and Series CF-2 Preferred Stock, each of which converts on a 1:1 basis into Common Stock, has been proportionally adjusted to reflect the 1-for-3 reverse stock split, such that the 1:1 conversion ratio with Common Stock is maintained.	1-for-3 reverse stock split						reverse stock split by which every 28.40643 shares					28.40643-for 1 reverse split
Common stock, issued	3,228,240					2,963,695			1	2,963,695	3,228,240		3,228,240	2,963,695		2,923,915
Common stock, outstanding	3,228,240					2,963,695			1	2,963,695	3,228,240		3,228,240	2,963,695		2,923,915
Stock issued, value											$ 100,000		$ 533,000	$ 3,000,000		$ 3,006,000
Stock issued, price per share						$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, par value	$ 0.0001					0.0001				0.0001	$ 0.0001		$ 0.0001	0.0001		0.0001
Common stock par value	$ 0.0001		$ 0.001			$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	148,987,559					88,400,879				88,400,879	148,987,559		148,987,559	88,400,879		74,999,971
Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, shares														2,050,896		2,051,575
Stock issued, value															[1]		[1]
Preferred stock, par value	$ 3.75										$ 3.75		$ 3.75
Series C Preferred Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding				4,000,000								4,000,000
Warrants and Rights Outstanding				$ 3,000,000								$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.0825								$ 1.0825
Warrants expiration dates description												1,000,000 warrants have an expiration date of eight (8) months, 1,000,000 warrants have an expiration date of sixteen (16) months, and 2,000,000 warrants have an expiration date of two (2) years from the issuance date
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, shares						1,405,569	6,154,723	2,051,574		6,152,684				2,050,897
Stock issued, value							$ 3,006,000	$ 3,006,000		$ 3,000,000				$ 3,000,000
Stock issued, price per share						$ 0.48751	$ 0.0001	$ 0.0001		$ 0.48751				$ 0.48751
Stock issued, price per share						1.4672533	$ 0.48751	$ 1.462533		1.4672533				1.4672533
Preferred stock, par value						$ 0.0001				$ 0.0001				$ 0.0001
Series B-1 Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	25,356,256					25,356,256				25,356,256	25,356,256		25,356,256	25,356,256		25,364,831
Series B-1 Preferred Stock [Member] | Listing Agreement [Member]
Class of Stock [Line Items]
Stock issued, shares						644,226
Series CF Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, shares				7,234,063	2,869,954
Stock issued, value				$ 5,120,000	$ 2,031,000	$ 2,985,000
Stock issued, price per share				$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Stock issued, price per share				0.707810	$ 0.707810	$ 2.12343				$ 2.12343		0.707810		$ 2.12343
Fee amount						$ 97,000				$ 97,000				$ 97,000
Fee rate						6.90%				6.90%				6.90%
Fundraising fees					$ 140,000
Series CF Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights													The holders of Series CF Preferred Stock are not entitled to any voting rights
Preferred stock, shares authorized						14,128,084				14,128,084				14,128,084
Series CF Preferred Stock [Member] | Listing Agreement [Member]
Class of Stock [Line Items]
Stock issued, value						$ 1,368,000
Stock issued, price per share						$ 0.0001				$ 0.0001				$ 0.0001
Stock issued, price per share						$ 2.12343				$ 2.12343				$ 2.12343
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights													The holders of Series B Preferred Stock are entitled to one vote for each share of Common stock on an as-converted basis and shall vote together, along with holders of other Preferred Stock entitled to vote thereon with the holders of Common Stock as a single class. The holders of the Series B Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 10.00										$ 10.00		$ 10.00
Preferred stock voting rights													The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value	$ 0.6755										$ 0.6755		$ 0.6755
Series C Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued, price per share				10.00								10.00
Preferred stock, par value				$ 0.0001								$ 0.0001
Issued an aggregate of shares												329,671
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Dividends description													(i) the prime rate, plus 6.5%, or (ii) 12%, payable monthly in arrears on the stated value.
Issuance of common stock													$ 10,000,000
preferred stock redemption amount	$ 1,000,000										$ 1,000,000		$ 1,000,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 10.00										$ 10.00		$ 10.00
Preferred stock voting rights													The holders of Series E Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value	$ 4.62										$ 4.62		$ 4.62
Series E Preferred Stock One [Member]
Class of Stock [Line Items]
Issuance of common stock													$ 20,000,000
preferred stock redemption amount	$ 2,000,000										$ 2,000,000		2,000,000
Series E Preferred Stock Two [Member]
Class of Stock [Line Items]
Issuance of common stock													30,000,000
preferred stock redemption amount	$ 2,000,000										$ 2,000,000		2,000,000
Series E Preferred Stock Three [Member]
Class of Stock [Line Items]
Issuance of common stock													$ 40,000,000
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights													The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote.
Preferred stock, shares authorized	10,000			10,000							10,000	10,000	10,000
Convertible Common Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued, price per share				$ 0.6755								$ 0.6755
Series CF Two Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, shares	212,033
Stock issued, value	$ 819,000
Stock issued, price per share	$ 0.0001										$ 0.0001		$ 0.0001
Stock issued, price per share	$ 2.1234										$ 2.1234		$ 2.1234
Fundraising fees	$ 56,000										$ 56,000		$ 56,000
Series CF Two Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,900,000										2,900,000		2,900,000

[1]	Represents less than $1